STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2011
STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Issuance of Series A convertible preferred stock, issuance costs	$ 101